UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

Dennis Connor

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 540-955-9914

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

CAMCO INVESTORS FUND

June 30, 2007

Dear Fellow Shareholders,

We thank you for being fellow shareholders with us at the CAMCO Investors Fund. We are pleased to bring you the Semi-Annual report for the Fund.  For the first six months of 2007, the Fund had a total return of +3.61%.  This compares to a return of 4.51% for the Domini 400 Social Index and a return of 5.99% for the S+P 500 Index.  Since the Fund opened to shareholders on August 2, 2004, the total return has been +38.36% compared to a return of 28.29% for the Domini 400 Social Index and a return of 35.85% for the S+P 500 Index.

This year has seen the stock markets trade in fairly narrow range.  Returns for the year have been tempered by concerns over the sub-prime mortgage market collapse, the rapidly slowing housing sector and high energy prices.  Also of concern was a fear of a slowdown in the growth of the superheated Emerging markets like China and India.  However, these concerns, so far, have been offset by continuing modest growth here in the US and equity valuations which appear to be neither significantly overvalued nor significantly undervalued.  In the Fund, returns for the year far have been helped by our portfolio companies in the energy sector, especially Tsakos Energy Navigation, Petrohawk Energy and Chesapeake Energy each having gains in excess of 20%.  Also helping performance was the health care sector, specifically Stryker and Trinity Biotech which were each up over 25% each.  On the opposite side, our investments tied to housing like KB Homes, Meritage Homes and Building Materials Holdings pulled down performance.  For the first six months, major new investments included Graco, Christopher and Banks, JER Trust, Petrohawk Energy and Cimarex Energy.  Stocks sold from the portfolio were Borg Warner, Allied Capital, Goodman Global and JB Hunt Trucking.  In addition, Claires Stores was sold after the company was purchased by Apollo Management in May.

As we write this update, we are excited to see the third year anniversary of the Fund fast approaching.  These first three years have been most rewarding to us, and we are especially grateful to you our fellow shareholders for your part in the successful launch of the Fund and for the growth in assets of the Fund.  We also appreciate the support of shareholders as we successfully transitioned the fund domicile from Pennsylvania to Ohio.  As always, we believe we are here to serve our shareholders seeking investments as both value and “values” investors.  We are value investors because we look for opportunities to buy quality companies when they are out of favor.  We are also “values” investors because we will not invest in companies involved with abortion, alcohol, gaming, pornography or tobacco.

Thanks again for your trust in us.  We look forward to hearing from you.

With Kindest Regards,

Rick Weitz

Dennis Connor

Portfolio Manager

President

CAMCO INVESTORS FUND

           PORTFOLIO ANALYSIS

              JUNE 30, 2007 (UNAUDITED)

	Camco Investors Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 72.14%

Auto Components - 2.25%
12,500	Superior Industries International, Inc.	$ 272,000

Automoblies - 3.76%
17,800	Carmax, Inc. *	453,900

Beverages - 1.95%
4,500	Coca Cola Co.	235,395

Capital Markets - 1.33%
2,955	Fidelity National Info Services, Inc.	160,397

Commercial Banks - 4.91%
7,500	Commerce Bancorp, Inc.	277,425
5,000	First Horizon National Corp.	195,000
11,000	Oriental Financial Group, Inc.	120,010
		592,435
Commercial Services & Supplies - 1.61%
5,500	Avid Technology, Inc. *	194,425

Communications Equipment - 1.61%
2,000	L-3 Communications Holdings, Inc.	194,780

Construction & Engineering - 2.44%
3,800	KB Home	149,606
5,400	Meritage Homes Corp. *	144,450
		294,056
Construction Materials - 3.05%
7,500	Eagle Materials, Inc.	367,875

Electronic Equipment & Instruments - 6.02%
17,275	Flextronics International Ltd. *	186,570
20,000	Input Output, Inc. *	312,200
2,450	Tyco Electronics Ltd. *	95,697
2,450	Tyco Laboratories Ltd.	131,516
		725,983
Health Care Equipment & Supllies - 8.26%
2,450	Covidien Ltd. *	105,595
7,200	Medtronic, Inc.	373,392
3,500	Stryker Corp.	220,815
3,500	Zimmer Holding, Inc. *	297,115
		996,917
Health Care Technology - 1.35%
14,025	Trinity Biotech, Plc. * ADR	162,690

Household Durables - 2.01%
14,925	Select Comfort Corp. *	242,084

Insurance - 3.36%
5,762	Fidelity National Financial, Inc.	136,559
14,500	Montpelier Re Holdings Ltd.	268,830
		405,389
Machinery - 1.67%
5,000	Graco, Inc.	201,400

Metals & Mining - 2.30%
8,000	Compass Minerals International, Inc.	277,280

Oil, Gas Consumable Fuels - 10.18%
1,000	Burlington Resources, Inc.	19,120
12,000	Chesapeake Energy Corp.	415,200
4,500	Cimarex Energy Co.	177,345
5,500	Helix Energy Solutions Group, Inc. *	219,505
4,325	Kinder Morgan Energy Partners, LP	238,697
10,000	Petrohawk Energy Corp. *	158,600
		1,228,467
Semiconductors & Semiconductor Equipment - 1.35%
19,000	Silicon Image, Inc. *	163,020

Software - 1.61%
4,000	Automatic Data Processing, Inc.	193,880

Specialty Retail - 2.15%
8,450	Lowe's Companies, Inc.	259,331

Textiles, Apparel & Luxury Goods - 3.03%
8,000	Chicos Fas, Inc. *	194,720
10,000	Christopher & Banks Corp.	171,500
		366,220
Trading Companies & Distributors - 1.05%
9,000	Building Materials Holding Corp.	127,710

Transportation Infrastructure - 4.89%
6,300	Tsakos Energy Navigation Ltd.	440,433
4,100	YRC Worldwide, Inc. *	150,880
		591,313

TOTAL FOR COMMON STOCKS (Cost $7,233,330) - 72.14%		$ 8,706,947

CORPORATE BONDS - 1.66%
200,000	CIT Group, Inc. 5.95% 02/15/2017	$ 200,750

TOTAL FOR CORPORATE BONDS (Cost $200,000) - 1.66%		$ 200,750

PREFERRED STOCK - 1.09%
1,521	Dominion Resources, Inc.	$ 131,277

TOTAL FOR PREFERRED STOCK (Cost $121,362) - 1.09%		$ 131,277

REAL ESTATE INVESTMENT TRUSTS - 9.08%
10,000	Ashford Hospitality Trust, Inc.	117,600
4,000	Equity One, Inc.	102,200
4,875	Highwood Properties, Inc.	182,813
13,500	JER Investors Trust, Inc.	202,500
4,000	Ramco Gershenson Properties Trust	143,720
2,600	Saul Centers, Inc.	117,910
8,750	Thornburg Mortgage, Inc.	229,075

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $910,824) - 9.08%		$ 1,095,818

REPURCHASE AGREEMENT - 15.99%
1,929,443	US Bank Repurchase Agreement, 4.10%, dated 6/30/2007, due 7/1/2007
	repurchase price $1,929,443, collateralized by U.S. Treasury Bonds	1,929,443

TOTAL FOR REPURCHASE AGREEMENTS (Cost $1,929,443) - 15.99%		$ 1,929,443

TOTAL INVESTMENTS (Cost $10,394,959) - 99.96%		$ 12,064,235

OTHER ASSETS LESS LIABILITIES - 0.04%		5,122

NET ASSETS - 100.00%		$ 12,069,357

* Non-income producing securities during the period.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Camco Investors Fund
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Assets:
Investments, at Value (Cost $10,394,959)	$ 12,064,235
Cash	126
Receivables:
Dividends and Interest	28,350
Total Assets	12,092,711
Liabilities:
Accrued Management Fees	19,018
Other Accrued Expenses	4,336
Total Liabilities	23,354
Net Assets	$ 12,069,357

Net Assets Consist of:
Paid In Capital	$ 10,251,854
Accumulated Undistributed Net Investment Loss	2,866
Accumulated Undistributed Realized Gain on Investments	145,361
Unrealized Appreciation in Value of Investments	1,669,276
Net Assets, for 894,379 Shares Outstanding	$ 12,069,357

Net Asset Value Per Share	$ 13.49

The accompanying notes are an integral part of these financial statements.

Camco Investors Fund
Statement of Operations
For the six months ended June 30, 2007 (Unaudited)

Investment Income:
Dividends (net of foreign tax withheld of $308)	$ 104,148
Interest	32,663
Total Investment Income	136,811

Expenses:
Advisory Fees (Note 3)	109,458
Legal Fees for Reorganization (Note 3)	24,487
Total Expenses	133,945

Net Investment Loss	2,866

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	294,313
Net Change in Unrealized Appreciation on Investments	79,842
Realized and Unrealized Gain on Investments	374,155

Net Increase in Net Assets from Operations	$ 377,021

The accompanying notes are an integral part of these financial statements.

Camco Investors Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	6/30/2007	12/31/2006
Increase in Net Assets From Operations:
Net Investment Income (Loss)	$ 2,866	$ 8,388
Net Realized Gain on Investments	294,313	273,642
Capital Gain Distributions on Portfolio Companies	0	19,350
Unrealized Appreciation on Investments	79,842	885,268
Net Increase in Net Assets Resulting from Operations	377,021	1,186,648

Distributions to Shareholders:
Net Investment Income	0	(8,388)
Tax Return of Capital to Shareholders	0	(37,494)
Realized Gains	0	0
Net Change in Net Assets from Distributions	0	(45,882)

Capital Share Transactions (Note 5)	1,327,890	1,764,762

Total Increase	1,704,911	2,905,528

Net Assets:
Beginning of Period	10,364,446	7,458,918

End of Period (Including Undistributed Net Investment Income of $2,866
and $0, respectively)	$ 12,069,357	$ 10,364,446

The accompanying notes are an integral part of these financial statements.

Camco Investors Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	6/30/2007*		12/31/2006*	12/31/2005*	12/31/2004*	12/31/2003*	12/31/2002*

Net Asset Value, at Beginning of Period	$ 13.02		$ 11.45	$ 11.69	$ 9.86	$ 9.82	$ 9.82

Income From Investment Operations:
Net Investment Income (Loss) **	0.00		0.01	0.02	0.03	0.04	0.00
Net Gain (Loss) on Securities (Realized and Unrealized)	0.47		1.61	(0.19)	1.81	0.00	0.00
Total from Investment Operations	0.47		1.62	(0.17)	1.84	0.04	0.00

Distributions:
Net Investment Income	0.00		(0.01)	(0.02)	(0.01)	0.00	0.00
Realized Gains	0.00		0.00	0.00	0.00	0.00	0.00
Tax Return of Capital Distribution	0.00		(0.04)	(0.05)	0.00	0.00	0.00
Total Distributions	0.00		(0.05)	(0.07)	(0.01)	0.00	0.00

Net Asset Value, at End of Period	$ 13.49		$ 13.02	$ 11.45	$ 11.69	$ 9.86	$ 9.82

Total Return ***	3.61%		14.22%	(1.46)%	18.66%	0.41%	0.00%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,069		$ 10,364	$ 7,459	$ 5,626	$ 37	$ 49
Ratio of Expenses to Average Net Assets:
Including Reorganization Expense	2.42%	****	1.98%	1.98%	1.98%	0.00%	1.88%
Reorganization Expense	0.44%	****	0.00%	0.00%	0.00%	0.00%	0.00%
Excluding Reorganization Expense	1.98%	****	1.98%	1.98%	1.98%	0.00%	1.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.05%	****	0.10%	0.02%	0.27%	0.54%	(0.72)%
Portfolio Turnover	12.06%		16.27%	62.82%	5.57%	0.00%	0.00%

* A new investment adviser and investment objective was approved December 4, 2002. The actual investing under the new investment objectives was effective August 11, 2004.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
**** Annualized
The accompanying notes are an integral part of these financial statements.

CAMCO INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007 (UNAUDITED)

The CAMCO Investors Fund (the “Fund”) was organized as diversified series of CAMCO Investors Trust (the “Trust”) on October 12, 2006 and commenced operations on February 8, 2007.  The Fund was organized to acquire all the assets of CAMCO Investors Fund, a Pennsylvania corporation (the “Predecessor Fund”), in a tax-free reorganization, effective February 8, 2007 (the “Reorganization”).  The Predecessor Fund was organized on January 1, 1998.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 12, 2006 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.  The fund’s investment objective is to seek capital appreciation. The investment adviser to the Fund is Cornerstone Asset Management, Inc. (the “Adviser”).

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.

Fair value disclosure- The Fund’s assets are generally valued at their market value.  The Fund may use pricing services to determine fair value.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if the Adviser learns of an event that occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Directors.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

CAMCO INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007 (UNAUDITED)

In accordance with the Trust’s good faith pricing guidelines the Advisor is required to consider all appropriate factors relevant to the value of securities for which its has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls since fair value depends upon circumstances of each individual case. As a general principle the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonable expect to receive for them upon current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings: (ii) a discount from market or similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or amount dealers): or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Securities Transactions and Investment Income- Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.  Discount on fixed income securities is amortized.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Repurchase agreements - In connection with transactions in repurchase agreements, it is the Company's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment

CAMCO INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007 (UNAUDITED)

income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes- It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income.  The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Note 3. Transactions with Affiliates

Under the terms of the investment management agreement, the Adviser has agreed to provide the Fund with investment management services, and pay all operating expenses of the Fund except taxes, brokerage commissions, and extraordinary expenses for an annual fee of 1.98% of the average daily net assets of the Fund. Other services that the Adviser may provide will be at no additional expense to the Fund.  For the six months ending June 30, 2007, the Adviser earned a fee of $109,458 from the Fund. At June 30, 2007 the Fund owed the Adviser $19,018. For the six months ended June 30, 2007 expenses related to the reorganization referred to in Note 1 totaling $24,487 are characterized as extraordinary and are outside the 1.98% expense cap.

The Fund places its portfolio transactions through Syndicated Capital, a broker dealer in which certain officers and directors of the Fund and officers, the control person, and directors of the Adviser are registered representatives. The officers and directors of the Fund and of the Adviser receive no compensation for such transactions.  For the six months ending June 30, 2007 the Fund paid Syndicated Capital brokerage commissions of $479 which constituted 100% of commissions paid by the Fund.

Note 4. Capital Stock

Paid in capital at June 30, 2007 was $10,251,854 representing 894,379 shares outstanding. The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.001 par value per share.

Transactions in capital stock were as follows:

	Six Months Ending 6/30/2007		Year Ending 12/31/2006
	Shares	Amount	Shares	Amount
Shares sold	116,538	1,570,192	173,629	$2,119,155
Shares issued in reinvestment of dividends	0	0	3,440	44,788
Shares redeemed	(18,050)	(242,302)	(32,474)	(399,181)
Net increase	98,488	1,327,890	144,595	$1,764,762

Note 5. Investment Transactions

For the six months ending June 30, 2007, purchases and sales of investment securities other than short-term investments aggregated $1,798,557 and $1,172,036, respectively.

Note 6. Tax Matters

For Federal income tax purposes, the cost of investments owned at June 30, 2007 was $10,394,959.

At June 30, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation
$2,193,432	($524,156)	$1,669,276

CAMCO INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007 (UNAUDITED)

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed Net Investment Income	2,866
Realized Gain	145,361
Unrealized appreciation	1,669,276
1,817,503

The tax character of distributions paid during 2007 and 2006 was as follows.

	2007	2006
Ordinary Income	$0	$8,388
Return of Capital	0	37,494
	$0	$45,882

Note 7. New Accounting Pronouncements

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires the that tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

	Camco Investors Fund
	Expense Illustration
	June 30, 2007 (Unaudited)

	Expense Example

	As a shareholder of the Camco Investors Fund, you incur ongoing costs which typically consist of
	management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs
	(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

	The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

	Actual Expenses

	The first line of the table below provides information about actual account values and actual expenses. You may
	use the information in this line, together with the amount you invested, to estimate the expenses that you paid
	over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
	$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
	During Period" to estimate the expenses you paid on your account during this period.

	Hypothetical Example for Comparison Purposes

	The second line of the table below provides information about hypothetical account values and hypothetical
	expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,
	which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate
	the actual ending account balance or expenses you paid for the period. You may use this information to compare
	the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with
	the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2007	June 30, 2007	January 1, 2007 to June 30, 2007

Actual	$1,000.00	$1,036.10	$12.22
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,012.79	$12.08

	* Expenses are equal to the Fund's annualized expense ratio of 2.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CAMCO INVESTORS FUND

ADDITIONAL INFORMATION

JUNE 30, 2007 (UNAUDITED

Non-Interested Directors

Name, Address and Age	Position(s) Held with CAMCO Investors Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Overseen by Nominee for Director	Other Directorships Held by the Nominee for Director
Col. Richard Bruss 9507 Arnon Chapel Rd Great Falls VA Age: 73	Director	One Year/ First Elected 12/04/02	Retired – USAF (1990 – present)	1	None
Charles J. Bailey 11620 Gambrill Rd Frederick, MD Age: 60	Director	One Year/ First Elected 12/04/02	Regional Mgr. Tollgate Inc.(1995 – present)	1	None
Malcolm R. Uffelman 1808 Horseback Trail Vienna, VA Age: 68	Director	One Year/ First Elected 12/04/02	Vice President, Contact, Inc. (a communications company)(2000 – present)	1	None

CAMCO INVESTORS FUND

ADDITIONAL INFORMATION

JUNE 30, 2007 (UNAUDITED)

Interested Director and Fund Officers

Name, Address and Age	Position(s) Held with CAMCO Investors Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Overseen by Nominee for Director	Other Directorships Held by the Nominee for Director
Dennis M. Connor[2] Age: 49	President and Director	One Year/ First Elected 12/04/04	Vice President, Cornerstone Asset Management, Inc. (1987 – present); Vice President, Cornerstone Investment Group (1987 – present); Registered Representative, Syndicated Capital, Inc. (2003 – present)	1	None
Mr. Paul Berghaus Age:65	Treasurer and Chief Compliance Officer	N/A	President, Cornerstone Asset Management, Inc. (1987 – present); Registered Representative, Syndicated Capital, Inc. (2003 – present)	N/A	N/A
Mr. Eric Weitz Age: 47	Secretary	N/A	Vice President, Cornerstone Asset Management, Inc. (1992 – present); Registered Representative, Syndicated Capital, Inc. (2003 – present)	N/A	N/A

Board of Trustees

Dennis Connor

Richard Bruss

Charles Bailey

Malcom Uffelman

Investment Adviser

Cornerstone Asset Management

30 East Main St.

Berryville, VA  22611

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Camco Investors Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 30, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date September 7, 2007

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date September 7, 2007